(Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
(Loss) / Earnings per Share [Abstract]
Net (loss) / income	$ (3,967)	$ 24,288
Less: Dividends to non-vested participating securities	(66)	(246)
Less: Undistributed earnings to non-vested participating securities	0	(936)
Net (loss) / income attributable to common shareholders, basic	(4,033)	23,106
Undistributed earnings to non-vested participating securities	0	936
Undistributed earnings reallocated to non-vested participating securities	0	(930)
Net (loss) / income attributable to common shareholders, diluted	$ (4,033)	$ 23,112
Weighted average number of common shares outstanding, basic (in shares)	20,255,507	19,533,621
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	0	125,749
Weighted average number of common shares outstanding, diluted (in shares)	20,255,507	19,659,370
Net (loss) / income per share attributable to common shareholders, basic	$ (0.2)	$ 1.18
Net (loss) / income per share attributable to common shareholders, diluted	$ (0.2)	$ 1.18
Non-vested participating shares (in shares)	441,801	1,001,997